Subsequent Events (Condensed Consolidating Statement Of Cash Flows) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Consolidating Statement of Cash Flows
Cash provided by (used in) operating activities	$ (15.8)	$ (9.5)	$ 76.9	$ 105.3	$ 112.3
Capital expenditures and acquisitions	(3.4)	(4.4)	(33.2)	(29.9)	(18.0)
Loan to related party			(11.7)	0	0
Net cash proceeds (payments) from divestitures and asset sales	0.2	0	0.8	2.0	(0.6)
Net cash (used in) investing activities	(3.2)	(5.0)	(44.7)	(63.4)	(20.8)
Borrowings (repayments) of long-term debt	0	0	0	0	0
Deferred financing costs	0	(0.5)	(0.5)	(0.4)	(8.1)
Dividends paid	(4.5)	(4.5)	(18.2)	(23.1)	(18.0)
Stock issued (repurchased)	0	0		0
Net cash provided by (used in) financing activities	6.5	18.6	(13.3)	(64.3)	(96.9)
Effect of exchange rates on cash	1.0	1.1	(0.1)	(0.7)	0.7
Net increase (decrease) in cash and cash equivalents	(11.5)	5.2	18.8	(23.1)	(4.7)
Cash and cash equivalents at beginning of year	54.1	35.3	35.3	58.4	63.1
Cash and cash equivalents at end of year	42.6	40.5	54.1	35.3	58.4
Dividends paid	(4.5)	(4.5)	(18.2)	(23.1)	(18.0)
Net cash provided by (used in) financing activities	6.5	18.6	(13.3)	(64.3)	(96.9)
Effect of exchange rates on cash	1.0	1.1	(0.1)	(0.7)	0.7
Net increase (decrease) in cash and cash equivalents	(11.5)	5.2	18.8	(23.1)	(4.7)
Cash and cash equivalents at beginning of year	54.1	35.3	35.3	58.4	63.1
Cash and cash equivalents at end of year	42.6	40.5	54.1	35.3	58.4
Parent [Member]
Condensed Consolidating Statement of Cash Flows
Cash provided by (used in) operating activities	0	0	0	0	0
Capital expenditures and acquisitions	0	0	0	0	0
Loan to related party			0
Net cash proceeds (payments) from divestitures and asset sales	0	0	0	0	0
Net cash (used in) investing activities	0	0	0	0	0
Borrowings (repayments) of long-term debt	0	0	0	0	0
Deferred financing costs		0	0	0	0
Dividends paid	0	0	0	0	0
Stock issued (repurchased)	0	0		0
Net cash provided by (used in) financing activities	0	0	0	0	0
Effect of exchange rates on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents at beginning of year	0	0	0	0	0
Cash and cash equivalents at end of year	0	0	0	0	0
Dividends paid	0	0	0	0	0
Net cash provided by (used in) financing activities	0	0	0	0	0
Effect of exchange rates on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents at beginning of year	0	0	0	0	0
Cash and cash equivalents at end of year	0	0	0	0	0
Koppers Inc. [Member]
Condensed Consolidating Statement of Cash Flows
Cash provided by (used in) operating activities	0	0	0	0	0
Capital expenditures and acquisitions	0	0	0	0	0
Loan to related party			0
Net cash proceeds (payments) from divestitures and asset sales	0	0	0	0	0
Net cash (used in) investing activities	0	0	0	0	0
Borrowings (repayments) of long-term debt	0	0	0	0	0
Deferred financing costs		0	0	0	0
Dividends paid	0	0	0	0	0
Stock issued (repurchased)	0	0		0
Net cash provided by (used in) financing activities	0	0	0	0	0
Effect of exchange rates on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents at beginning of year	0	0	0	0	0
Cash and cash equivalents at end of year	0	0	0	0	0
Dividends paid	0	0	0	0	0
Net cash provided by (used in) financing activities	0	0	0	0	0
Effect of exchange rates on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents at beginning of year	0	0	0	0	0
Cash and cash equivalents at end of year	0	0	0	0	0
Domestic Guarantor Subsidiaries [Member]
Condensed Consolidating Statement of Cash Flows
Cash provided by (used in) operating activities	0	0	0	0	0
Capital expenditures and acquisitions	0	0	0	0	0
Loan to related party			0
Net cash proceeds (payments) from divestitures and asset sales	0	0	0	0	0
Net cash (used in) investing activities	0	0	0	0	0
Borrowings (repayments) of long-term debt	0	0	0	0	0
Deferred financing costs		0	0	0	0
Dividends paid	0	0	0	0	0
Stock issued (repurchased)	0	0		0
Net cash provided by (used in) financing activities	0	0	0	0	0
Effect of exchange rates on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents at beginning of year	0	0	0	0	0
Cash and cash equivalents at end of year	0	0	0	0	0
Dividends paid	0	0	0	0	0
Net cash provided by (used in) financing activities	0	0	0	0	0
Effect of exchange rates on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents at beginning of year	0	0	0	0	0
Cash and cash equivalents at end of year	0	0	0	0	0
Foreign Guarantor Subsidiaries [Member]
Condensed Consolidating Statement of Cash Flows
Cash provided by (used in) operating activities	0	0	0	0	0
Capital expenditures and acquisitions	0	0	0	0	0
Loan to related party			0
Net cash proceeds (payments) from divestitures and asset sales	0	0	0	0	0
Net cash (used in) investing activities	0	0	0	0	0
Borrowings (repayments) of long-term debt	0	0	0	0	0
Deferred financing costs		0	0	0	0
Dividends paid	0	0	0	0	0
Stock issued (repurchased)	0	0		0
Net cash provided by (used in) financing activities	0	0	0	0	0
Effect of exchange rates on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents at beginning of year	0	0	0	0	0
Cash and cash equivalents at end of year	0	0	0	0	0
Dividends paid	0	0	0	0	0
Net cash provided by (used in) financing activities	0	0	0	0	0
Effect of exchange rates on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents at beginning of year	0	0	0	0	0
Cash and cash equivalents at end of year	0	0	0	0	0
Non-Guarantor Subsidiaries [Member]
Condensed Consolidating Statement of Cash Flows
Cash provided by (used in) operating activities	0	0	0	0	0
Capital expenditures and acquisitions	0	0	0	0	0
Loan to related party			0
Net cash proceeds (payments) from divestitures and asset sales	0	0	0	0	0
Net cash (used in) investing activities	0	0	0	0	0
Borrowings (repayments) of long-term debt	0	0	0	0	0
Deferred financing costs		0	0	0	0
Dividends paid	0	0	0	0	0
Stock issued (repurchased)	0	0		0
Net cash provided by (used in) financing activities	0	0	0	0	0
Effect of exchange rates on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents at beginning of year	0	0	0	0	0
Cash and cash equivalents at end of year	0	0	0	0	0
Dividends paid	0	0	0	0	0
Net cash provided by (used in) financing activities	0	0	0	0	0
Effect of exchange rates on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents at beginning of year	0	0	0	0	0
Cash and cash equivalents at end of year	0	0	0	0	0
Consolidating Adjustments [Member]
Condensed Consolidating Statement of Cash Flows
Cash provided by (used in) operating activities	0	0	0	0	0
Capital expenditures and acquisitions	0	0	0	0	0
Loan to related party			0
Net cash proceeds (payments) from divestitures and asset sales	0	0	0	0	0
Net cash (used in) investing activities	0	0	0	0	0
Borrowings (repayments) of long-term debt	0	0	0	0	0
Deferred financing costs		0	0	0	0
Dividends paid	0	0	0	0	0
Stock issued (repurchased)	0	0		0
Net cash provided by (used in) financing activities	0	0	0	0	0
Effect of exchange rates on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents at beginning of year	0	0	0	0	0
Cash and cash equivalents at end of year	0	0	0	0	0
Dividends paid	0	0	0	0	0
Net cash provided by (used in) financing activities	0	0	0	0	0
Effect of exchange rates on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents at beginning of year	0	0	0	0	0
Cash and cash equivalents at end of year	$ 0	$ 0	$ 0	$ 0	$ 0